Right of use assets and lease debt	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Right of use assets and lease debt
15.
Right-of-use
assets and lease debt
The Company has lease contracts for various items of towers & sites, property and other equipment used in its operations. Towers and sites generally have lease terms between 5 and 12 years, while property and other equipment generally have lease terms between 5 and 25 years.
Set out below, are the carrying amounts of the Company’s
right-of-use
assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Towers & Sites	Property	Other equipment	Total	Liability related to right-of-use of assets
As of January 1, 2019	Ps. 94,252,098	Ps. 21,075,884	Ps. 4,750,320	Ps. 120,078,302	Ps. 119,387,660
Additions and release	6,364,508	921,542	729,001	8,015,051	7,437,621
Business Combinations	9,668,507	—	—	9,668,507	10,810,111
Modifications	7,474,469	1,288,974	728,837	9,492,280	8,363,045
Depreciation	(17,286,497)	(4,941,222)	(1,365,847)	(23,593,566)	—
Interest expense	—	—	—	—	7,940,240
Payments	—	—	—	—	(26,765,075)
Translation adjustment	(4,370,636)	(905,808)	(380,907)	(5,657,351)	(6,576,869)

Balance at December 31, 2019	Ps. 96,102,449	Ps. 17,439,370	Ps. 4,461,404	Ps. 118,003,223	Ps. 120,596,733

The total of the
right-of-use
assets include an amount of Ps. 22,878,245 corresponding to related parties and the total of lease liabilities include an amount of Ps. 23,805,275 corresponding to related parties.
The implementation of IFRS 16 required a significant effort due to the fact of the need to make certain estimates, such as the lease term, based on the non-cancelable
period and the periods covered by options to extend the lease. The Company considered the extension of the lease terms beyond the non-cancelable
period only when it was reasonably certain to extend it. The reasonability of the extension was affected by several factors, such as regulation, business model, and geographical business strategies.
The maturity analysis of lease debt is disclosed as follows as of December 31, 2019:

	2019
Short term	Ps.	25,894,711
Long term		94,702,022

Total	Ps.	120,596,733

Maturity analysis	2019
Within one year	Ps.	25,894,711
After one year but not more than five years		80,981,832
More than five years		13,720,190

Total	Ps.	120,596,733

The following are the amounts recognized in profit or loss:

	2019
	Others	Related parties	Total
Depreciation expense of right-of-use assets	Ps. 18,176,521	Ps. 5,417,045	Ps. 23,593,566
Interest expense on lease liabilities	5,654,721	2,285,519	7,940,240
Expense relating to short-term leases	1,978,403	1,958	1,980,361
Expense relating to leases of low-value assets	25,935	—	25,935
Variable lease payments	1,299,502	—	1,299,502

Total	Ps. 27,135,082	Ps. 7,704,522	Ps. 34,839,604